Non-current financial assets - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Decrease through derecognition	€ 170	€ 6
Financial assets at amortised cost, class | Security deposits paid
Disclosure of financial assets [line items]
Decrease through derecognition	133	€ 0
Financial assets at amortised cost, class | Security deposits paid, overpayment | Nanobiotix S.A.
Disclosure of financial assets [line items]
Decrease through derecognition	110
Financial assets at amortised cost, class | Security deposits paid, refund | Nanobiotix Corp.
Disclosure of financial assets [line items]
Decrease through derecognition	€ 22